As filed with the Securities and Exchange Commission on March 21, 2016

File No. 333-02381/811-07589

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 146	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 147	☒

THE HARTFORD MUTUAL FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

5 Radnor Corporate Center, Suite 300, 100 Matsonford Road, Radnor, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 386-4068

Edward P. Macdonald, Esquire

Hartford Funds Management Company, LLC

5 Radnor Corporate Center, Suite 300

100 Matsonford Road

Radnor, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esquire

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110-2605

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on (Date) pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (Date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (Date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Radnor, and Commonwealth of Pennsylvania, on the 21st day of March 2016.

THE HARTFORD MUTUAL FUNDS, INC.

By:	/s/ James E. Davey
James E. Davey
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ James E. Davey	Director, President and Chief Executive Officer	March 21, 2016
James E. Davey

/s/ Michael J. Flook	Controller & Treasurer	March 21, 2016
Michael J. Flook	(Chief Accounting Officer & Chief Financial Officer)

*	Director	March 21, 2016
Hilary E. Ackermann

*	Director	March 21, 2016
Lynn S. Birdsong

	Director	March 21, 2016
Christine Detrick

*	Director	March 21, 2016
Duane E. Hill

*	Director	March 21, 2016
Sandra S. Jaffee

*	Chairman of the Board and Director	March 21, 2016
William P. Johnston

*	Director	March 21, 2016
Phillip O. Peterson

*	Director	March 21, 2016
Lemma W. Senbet

/s/ Edward P. Macdonald		March 21, 2016
* By Edward P. Macdonald

Attorney-in-fact
(Pursuant to Power of Attorney dated November 4, 2015 (incorporated by reference to Post-Effective Amendment No. 142 to the Registration Statement on Form N-1A (File No. 333-02381) filed on December 16, 2015))

EXHIBIT INDEX

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document